Non-financial Assets and Liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 6,399	$ 17,906
Non-current provisions	16,612	12,523
Total provisions	23,011	30,429
Contingent consideration
Disclosure Of Other Provisions [Line Items]
Current provisions	636	10,823
Non-current provisions	16,563	12,461
Total provisions	17,199	23,284
Employee benefits
Disclosure Of Other Provisions [Line Items]
Current provisions	2,013	3,333
Non-current provisions	49	62
Total provisions	2,062	3,395
Provision for license agreements
Disclosure Of Other Provisions [Line Items]
Current provisions	3,750	3,750
Non-current provisions	0	0
Total provisions	$ 3,750	$ 3,750